Principal Accounting Policies - Schedule of Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 378,989		¥ 153,835	¥ 349,077	$ 53,379
Restricted cash	65,902		44,052	46,521	9,282
Short-term investments	777,890		724,413		109,564
Accounts receivable, net	41,633		33,644		5,864
Amounts due from related parties	9,515		1,030		1,340
Prepayments and other current assets	234,189		242,994		32,985
Total current assets	1,508,118		1,199,968		212,414
Non-current assets
Long-term investments	209,819		230,562		29,552
Property and equipment, net	57,479		85,182		8,096
Intangible assets, net	26,091		30,672		3,675
Operating lease right-of-use assets, net	12,484		33,204		1,758
Goodwill	0		114,661	232,007	0	$ 16,150
Other non-current assets	55,960		91,091		7,882
Total non-current assets	452,362		677,962		63,714
Total assets	1,960,480		1,877,930		276,128
Current liabilities
Short-term borrowings	7,277		7,517		1,025
Accounts and notes payable	317,104		261,873		44,663
Salary and welfare payable	21,401		26,507		3,014
Taxes payable	4,305		4,047		606
Advances from customers	270,197		98,899		38,056
Operating lease liabilities, current	2,709		12,439		382
Amounts due to related parties	6,405		4,710		902
Accrued expenses and other current liabilities	329,481		358,312		46,408
Total current liabilities	958,879		774,304		135,056
Non-current liabilities
Operating lease liabilities, non-current	5,348		26,482		753
Deferred tax liabilities	6,027		6,839		849
Total non-current liabilities	21,770		45,280		3,066
Total liabilities	980,649		819,584		138,122
Net revenues	441,270	$ 62,151	183,620	426,348
Net loss attributable to Tuniu Corporation	(99,291)	(13,987)	(193,382)	(121,524)
Net cash used in operating activities	232,838	32,796	(142,991)	(226,342)
Net cash (used in)/provided by investing activities	40,930	5,765	(51,828)	703,826
Net cash provided by/(used in) financing activities	(22,579)	(3,181)	(486)	(344,562)
Borrowing and repayment of loans				8,099
Related Party
Current assets
Amounts due from related parties	9,515		1,030		1,340
Current liabilities
Amounts due to related parties	6,405		4,710		902
Affiliated Entities
Non-current liabilities
Borrowing and repayment of loans	92,626		36,689
Repayment of financing from banks	21,000			284,100
Financing from banks obtained	2,100
Royalty [Member] | Affiliated Entities
Non-current liabilities
Net revenues	5,337		27,600	21,117
Service [Member] | Related Party
Non-current liabilities
Costs incurred for technology consulting service fees and group management fees	41,290		6,178	16,308
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	200,399		76,759		28,226
Restricted cash	31,566		1,840		4,446
Short-term investments	350,043		283,472		49,303
Accounts receivable, net	33,661		33,644		4,741
Intercompany receivables	459,609		450,135		64,735
Amounts due from related parties	9,500		957		1,338
Prepayments and other current assets	55,275		37,172		7,785
Total current assets	1,140,053		883,979		160,574
Non-current assets
Long-term investments	186,127		206,691		26,215
Property and equipment, net	17,533		32,169		2,469
Intangible assets, net	23,347		26,924		3,288
Operating lease right-of-use assets, net	12,383		27,952		1,744
Goodwill			68,125
Other non-current assets	51,786		85,970		7,294
Total non-current assets	291,176		447,831		41,010
Total assets	1,431,229		1,331,810		201,584
Current liabilities
Short-term borrowings	189,758		187,737		26,727
Accounts and notes payable	106,849		189,898		15,049
Intercompany payable	5,361,755		5,280,746		755,187
Salary and welfare payable	13,455		16,806		1,895
Taxes payable	1,669		1,604		235
Advances from customers	263,495		78,356		37,112
Operating lease liabilities, current	2,609		2,759		367
Amounts due to related parties	3,844		2,163		541
Accrued expenses and other current liabilities	301,487		320,522		42,464
Total current liabilities	6,244,921		6,080,591		879,577
Non-current liabilities
Operating lease liabilities, non-current	4,305		24,156		606
Deferred tax liabilities	5,441		6,074		766
Total non-current liabilities	9,746		30,230		1,372
Total liabilities	6,254,667		6,110,821		$ 880,949
Net loss attributable to Tuniu Corporation	(44,507)	(6,269)	(38,026)	(42,858)
Net cash used in operating activities	334,174	47,067	(77,733)	(190,429)
Net cash (used in)/provided by investing activities	(67,183)	(9,463)	81,081	411,467
Net cash provided by/(used in) financing activities	(113,626)	(16,004)	(34,589)	(276,001)
The Affiliated Entities [Member] | Related Party
Non-current liabilities
Net revenues	344,965	48,587	158,920	228,472
The Affiliated Entities [Member] | Affiliated Entities
Non-current liabilities
Net revenues	¥ 5,337	$ 752	¥ 105,600	¥ 21,117